Capital Assets (Schedule) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost	$ 1,643,452	$ 1,568,437
Accumulated amortization	706,200	640,919
Net book value	937,252	927,518
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	141,470	146,044
Accumulated amortization	0	0
Net book value	141,470	146,044
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	286,494	251,157
Accumulated amortization	64,400	55,100
Net book value	222,094	196,057
Vehicles And Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	859,474	814,371
Accumulated amortization	430,154	389,810
Net book value	429,320	424,561
Containers And Compactors [Member]
Property, Plant and Equipment [Line Items]
Cost	323,180	325,212
Accumulated amortization	186,144	173,314
Net book value	137,036	151,898
Furniture Fixtures And Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	32,834	31,653
Accumulated amortization	25,502	22,695
Net book value	$ 7,332	$ 8,958